UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

July
Date of reporting period:
January 31, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Ultra Short Term Bond Fund
Class A / CUSOX
Semi-Annual Shareholder Report | January 31, 2025
This
semi-annual shareholder report
contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 22	0.44% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,075,597,829
Total number of portfolio holdings	229
Portfolio turnover for the reporting period	42%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
SBNA Auto Lease Trust 04/20/2027 6.510%	1.7%
VCAT LLC 09/25/2054 5.977%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Westlake Automobile Receivables Trust 01/15/2027 2.120%	1.3%
Affirm Asset Securitization Trust 12/17/2029 5.220%	1.3%
Volkswagen Auto Loan Enhanced Trust 11/22/2027 4.650%	1.2%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.0%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.0%
Asset Categories
Credit Quality
Availability of
Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund
Institutional Class / CUSBX
Semi-Annual Shareholder Report | January 31, 2025
This
semi-annual shareholder report
contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 15	0.29% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,075,597,829
Total number of portfolio holdings	229
Portfolio turnover for the reporting period	42%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
SBNA Auto Lease Trust 04/20/2027 6.510%	1.7%
VCAT LLC 09/25/2054 5.977%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Westlake Automobile Receivables Trust 01/15/2027 2.120%	1.3%
Affirm Asset Securitization Trust 12/17/2029 5.220%	1.3%
Volkswagen Auto Loan Enhanced Trust 11/22/2027 4.650%	1.2%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.0%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.0%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Ultra Short Term Bond Fund
Institutional 3 Class / CMGUX
Semi-Annual Shareholder Report | January 31, 2025
This
semi-annual shareholder report
contains important information about Columbia Ultra Short Term Bond Fund (the Fund) for the period of August 1, 2024 to January 31, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 12	0.24% (a)
(a)	Annualized.
Key Fund Statistics
Fund net assets	$ 1,075,597,829
Total number of portfolio holdings	229
Portfolio turnover for the reporting period	42%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
SBNA Auto Lease Trust 04/20/2027 6.510%	1.7%
VCAT LLC 09/25/2054 5.977%	1.5%
Santander Drive Auto Receivables Trust 04/17/2028 5.250%	1.5%
Carmax Auto Owner Trust 05/15/2028 5.280%	1.4%
Verizon Master Trust 04/13/2028 4.890%	1.4%
Westlake Automobile Receivables Trust 01/15/2027 2.120%	1.3%
Affirm Asset Securitization Trust 12/17/2029 5.220%	1.3%
Volkswagen Auto Loan Enhanced Trust 11/22/2027 4.650%	1.2%
Enterprise Fleet Financing LLC 08/20/2027 1.220%	1.0%
GMF Floorplan Owner Revolving Trust 06/15/2028 5.340%	1.0%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Ultra Short Term Bond Fund
Semi-Annual Financial Statements and Additional Information
January 31, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Ultra Short Term Bond Fund | 2025

Portfolio of Investments
January 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 32.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	525,972	530,252
Series 2024-2PL Class A
10/27/2031	5.070%	5,826,052	5,838,891
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	660,627	669,875
ACM Auto Trust(a)
Series 2024-2A Class A
02/20/2029	6.060%	2,452,338	2,458,759
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	1,355,067	1,359,302
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	4,775,000	4,839,706
Series 2023-X1 Class A
11/15/2028	7.110%	190,543	190,868
Series 2024-X1 Class A
05/15/2029	6.270%	2,171,500	2,178,420
Series 2024-X2 Class A
12/17/2029	5.220%	13,480,456	13,497,313
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-2 Class D
06/13/2028	4.850%	5,000,749	4,998,955
AmeriCredit Automobile Receivables Trust
Series 2024-1 Class A2A
02/18/2028	5.750%	5,534,867	5,556,331
Amur Equipment Finance Receivables X LLC(a)
Series 2022-1A Class A2
10/20/2027	1.640%	342,129	340,357
BMW Vehicle Lease Trust
Series 2024-1 Class A4
06/25/2027	5.000%	5,150,000	5,178,476
Carmax Auto Owner Trust
Series 2023-3 Class A3
05/15/2028	5.280%	15,000,000	15,121,720
Carmax Select Receivables Trust
Series 2024-A Class A2A
09/15/2027	5.780%	3,016,820	3,035,068
Carvana Auto Receivables Trust
Series 2021-N1 Class A
01/10/2028	0.700%	2,049,254	1,988,613
Series 2024-P2 Class A2
11/10/2027	5.630%	8,232,052	8,266,762
Series 2024-P3 Class A2
11/10/2027	4.610%	4,833,705	4,833,104
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust(a)
Series 2024-N1 Class A2
04/12/2027	5.760%	6,862,606	6,881,085
Series 2024-N2 Class A3
07/10/2028	5.710%	3,165,000	3,201,320
Series 2024-N3 Class A2
12/10/2027	4.840%	9,846,925	9,858,655
CNH Equipment Trust
Series 2021-B Class A3
08/17/2026	0.440%	1,168,511	1,162,215
Series 2024-C Class A2A
02/18/2028	4.300%	8,125,000	8,115,404
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	1,237,717	1,241,019
Enterprise Fleet Financing LLC(a)
Series 2021-3 Class A3
08/20/2027	1.220%	11,356,496	11,197,814
Exeter Automobile Receivables Trust
Subordinated Series 2021-2 Class D
04/15/2027	1.400%	7,233,546	7,070,494
FHF Trust(a)
Series 2021-2A Class A
12/15/2026	0.830%	882,049	876,523
Ford Credit Auto Owner Trust
Series 2024-C Class A2A
08/15/2027	4.320%	2,375,000	2,372,534
Ford Credit Floorplan Master Owner Trust(a)
Series 2023-1 Class A1
05/15/2028	4.920%	7,967,000	7,999,861
GLS Auto Receivables Issuer Trust(a)
Series 2023-3A Class A2
03/15/2027	6.040%	1,589,015	1,592,707
GMF Floorplan Owner Revolving Trust(a)
Series 2023-1 Class A1
06/15/2028	5.340%	11,000,000	11,109,470
GreenSky Home Improvement Issuer Trust(a)
Series 2024-2 Class A2
10/27/2059	5.250%	4,628,033	4,641,541
Harley-Davidson Motorcycle Trust
Series 2022-A Class A3
02/15/2027	3.060%	1,146,256	1,141,292
Subordinated Series 2024-B Class A2
08/16/2027	4.620%	2,050,000	2,051,917
HPEFS Equipment Trust(a)
Series 2024-2A Class A2
10/20/2031	5.500%	4,175,000	4,188,859
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-3 Class B
02/26/2029	0.760%	487,247	484,124
Series 2021-3 Class C
02/26/2029	0.860%	198,782	197,540
Kubota Credit Owner Trust(a)
Series 2024-2A Class A2
04/15/2027	5.450%	5,425,000	5,461,332
LAD Auto Receivables Trust(a)
Series 2023-2A Class A3
02/15/2028	5.420%	7,000,000	7,029,793
Series 2024-2A Class A2
03/15/2027	5.700%	3,389,299	3,397,934
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	801,611	804,403
Octane Receivables Trust(a)
Series 2021-2A Class A
09/20/2028	1.210%	1,577,878	1,568,819
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	255,012	255,376
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	299,664	300,195
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	8,450,000	8,444,851
Series 2024-5 Class A
10/15/2031	6.278%	1,085,231	1,094,603
Series 2024-6 Class A
11/15/2031	6.093%	962,585	973,024
Series 2025-1 Class A2
07/15/2032	5.156%	2,170,000	2,169,517
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	5,281,052	5,339,266
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	5,248,859	5,309,495
Pagaya AI Debt Trust(a)
Series 2024-1 Class A
07/15/2031	6.660%	1,794,902	1,815,020
Series 2024-2 Class A
08/15/2031	6.319%	3,345,741	3,379,243
Series 2024-3 Class A
10/15/2031	6.258%	4,020,506	4,045,500
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a),(b)
Subordinated Series 2023-7 Class AB
07/15/2031	7.549%	934,893	938,841
PEAC Solutions Receivables LLC(a)
Series 2024-1A Class A2
06/21/2027	5.790%	3,975,000	4,000,068
Series 2024-2A Class A2
04/20/2027	4.740%	4,700,000	4,695,415
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	122,210	122,398
Series 2024-1A Class A
08/15/2029	6.120%	610,201	612,288
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	1,413,989	1,421,921
Series 2025-1A Class A
08/16/2032	4.960%	3,830,000	3,830,185
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	778,681	785,752
Santander Drive Auto Receivables Trust
Series 2022-7 Class A3
04/15/2027	5.750%	843,459	843,923
Series 2023-4 Class A2
02/16/2027	6.180%	1,029,150	1,029,832
Series 2024-1 Class A2
02/16/2027	5.710%	585,006	585,508
Series 2024-1 Class A3
04/17/2028	5.250%	15,625,000	15,670,978
Series 2024-5 Class A2
09/15/2027	4.880%	975,000	976,225
Subordinated Series 2022-6 Class B
06/15/2027	4.720%	2,565,621	2,565,074
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	18,150,000	18,337,989
Series 2024-A Class A4
01/22/2029	5.240%	7,550,000	7,600,586
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	3,213,716	3,243,188
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	5,195,419	5,201,871
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	784,104	785,024
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upgrade Receivables Trust(a)
Series 2024-1 Class A
02/18/2031	5.370%	2,075,000	2,075,277
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	136,856	136,195
Series 2021-ST2 Class A
04/20/2027	2.500%	142,717	141,557
Series 2021-ST6 Class A
08/20/2027	1.850%	126,622	126,358
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	1,002,351	1,002,149
Verizon Master Trust
Series 2023-2 Class A
04/13/2028	4.890%	14,785,000	14,794,853
Series 2024-8 Class A1A
11/20/2030	4.620%	5,500,000	5,512,017
Volkswagen Auto Loan Enhanced Trust
Series 2024-1 Class A2A
11/22/2027	4.650%	12,850,000	12,873,861
Westlake Automobile Receivables Trust(a)
Series 2024-2A Class A2A
08/16/2027	5.750%	9,753,498	9,802,699
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	752,222	751,346
Subordinated Series 2021-3A Class D
01/15/2027	2.120%	14,100,000	13,944,328
World Omni Auto Receivables Trust
Series 2022-A Class A3
05/17/2027	1.660%	1,171,610	1,158,435
Total Asset-Backed Securities — Non-Agency (Cost $351,661,545)			353,221,658

Commercial Mortgage-Backed Securities - Non-Agency 6.0%

CD Mortgage Trust
Series 2017-CD6 Class ASB
11/13/2050	3.332%	5,150,261	5,057,390
COMM Mortgage Trust
Series 2015-CR24 Class A4
08/10/2048	3.432%	4,527,412	4,509,209
GS Mortgage Securities Trust
Series 2015-GC34 Class A3
10/10/2048	3.244%	5,165,192	5,123,118
JPMBB Commercial Mortgage Securities Trust
Series 2015-C29 Class A4
05/15/2048	3.611%	4,205,965	4,190,526
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMCC Commercial Mortgage Securities Trust(b)
Series 2016-JP4 Class ASB
12/15/2049	3.474%	1,724,933	1,705,177
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	6,009,632	5,847,753
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C23 Class A4
07/15/2050	3.719%	6,240,000	6,207,058
Series 2015-C25 Class A5
10/15/2048	3.635%	840,000	832,054
Series 2015-C27 Class A3
12/15/2047	3.473%	6,018,157	5,968,978
Series 2016-C31 Class ASB
11/15/2049	2.952%	2,776,776	2,745,264
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	3,767,608	3,750,091
Series 2015-C30 Class A4
09/15/2058	3.664%	5,055,000	5,019,221
Series 2016-C33 Class A3
03/15/2059	3.162%	2,606,297	2,581,579
Series 2016-LC25 Class ASB
12/15/2059	3.486%	764,487	758,404
Wells Fargo Commercial Mortgage Trust(a),(c)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	5.229%	11,000,000	10,308,313
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $64,700,321)			64,604,135

Corporate Bonds & Notes 46.5%

Aerospace & Defense 1.9%
BAE Systems Holdings, Inc.(a)
12/15/2025	3.850%	5,000,000	4,964,714
Boeing Co. (The)
02/01/2027	2.700%	5,500,000	5,262,277
L3Harris Technologies, Inc.
12/15/2026	3.850%	5,000,000	4,924,634
Raytheon Technologies Corp.
03/15/2027	3.500%	5,125,000	5,005,315
Total			20,156,940
Automotive 0.5%
Toyota Motor Credit Corp.(c)
SOFR + 0.770% 08/07/2026	5.130%	5,000,000	5,026,092
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 13.8%
Bank of America Corp.(c)
SOFR + 1.330% 04/02/2026	5.690%	10,000,000	10,016,398
Bank of Montreal(d)
09/10/2027	4.567%	5,300,000	5,286,748
Bank of New York Mellon Corp. (The)(d)
07/24/2026	4.414%	5,000,000	4,993,140
Bank of Nova Scotia (The)(c)
SOFR + 1.090% 06/12/2025	5.450%	5,000,000	5,014,011
BB&T Corp
06/05/2025	3.700%	4,875,000	4,857,645
Canadian Imperial Bank of Commerce(d)
01/13/2028	4.862%	5,150,000	5,157,025
Citigroup, Inc.(c)
SOFR + 1.528% 03/17/2026	5.888%	9,500,000	9,509,542
Commonwealth Bank of Australia(a),(c)
SOFR + 0.630% 09/12/2025	4.990%	1,043,000	1,044,935
Cooperatieve Rabobank UA(c)
SOFR + 0.620% 08/28/2026	4.980%	4,890,000	4,903,854
Goldman Sachs Group, Inc. (The)(d)
08/10/2026	5.798%	9,500,000	9,548,577
HSBC Holdings PLC(d)
04/18/2026	1.645%	7,000,000	6,953,389
JPMorgan Chase & Co.(d)
11/19/2026	1.045%	11,000,000	10,688,336
Morgan Stanley(d)
07/20/2027	1.512%	10,000,000	9,536,627
National Australia Bank Ltd.
12/10/2025	4.750%	4,925,000	4,934,766
PNC Financial Services Group, Inc. (The)(d)
07/23/2027	5.102%	5,140,000	5,165,517
Royal Bank of Canada(c)
SOFR + 0.790% 07/23/2027	5.150%	5,000,000	5,010,349
Skandinaviska Enskilda Banken AB(a)
11/19/2025	1.400%	5,000,000	4,879,753
State Street Corp.(d)
05/18/2026	5.104%	4,800,000	4,806,543
Svenska Handelsbanken AB(a)
06/10/2025	3.650%	4,965,000	4,948,066
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Toronto-Dominion Bank (The)(c)
SOFR + 0.620% 12/17/2026	4.980%	5,300,000	5,307,776
UBS Group AG(a),(d)
01/30/2027	1.364%	5,500,000	5,313,787
US Bank NA(c)
SOFR + 0.690% 10/22/2027	5.050%	5,925,000	5,933,391
Wells Fargo & Co.(d)
01/24/2028	4.900%	9,450,000	9,454,736
Westpac Banking Corp.(c)
SOFR + 0.460% 10/20/2026	4.820%	5,000,000	5,004,190
Total			148,269,101
Cable and Satellite 1.0%
Charter Communications Operating LLC/Capital
11/10/2026	6.150%	5,000,000	5,097,606
Comcast Corp.
01/15/2027	2.350%	5,385,000	5,162,705
Total			10,260,311
Chemicals 0.5%
LYB International Finance III LLC
10/01/2025	1.250%	5,000,000	4,881,747
Construction Machinery 1.0%
Caterpillar Financial Services Corp.(c)
SOFR + 0.380% 01/07/2027	4.740%	5,275,000	5,277,322
John Deere Capital Corp.
03/06/2026	4.950%	5,000,000	5,028,650
Total			10,305,972
Diversified Manufacturing 0.9%
Carrier Global Corp.
02/15/2027	2.493%	5,024,000	4,810,512
Siemens Financieringsmaatschappij NV(a)
05/27/2025	3.250%	5,000,000	4,974,259
Total			9,784,771
Electric 4.1%
CenterPoint Energy, Inc.
06/01/2026	1.450%	3,575,000	3,424,574
Dominion Energy, Inc.
04/15/2026	1.450%	5,000,000	4,810,470
DTE Energy Co.
10/01/2026	2.850%	5,000,000	4,849,498
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Duke Energy Corp.
09/15/2025	0.900%	5,151,000	5,034,633
Eversource Energy
03/01/2027	2.900%	4,050,000	3,897,668
Georgia Power Co.(c)
SOFR + 0.750% 05/08/2025	5.110%	4,175,000	4,178,454
NextEra Energy Capital Holdings, Inc.
09/01/2025	5.749%	5,000,000	5,027,655
Public Service Enterprise Group, Inc.
08/15/2025	0.800%	4,874,000	4,772,940
WEC Energy Group, Inc.
09/27/2025	5.000%	5,000,000	5,009,086
Xcel Energy, Inc.
12/01/2026	3.350%	2,875,000	2,800,294
Total			43,805,272
Food and Beverage 2.6%
Bacardi Ltd.(a)
05/15/2025	4.450%	5,200,000	5,200,521
Campbell Soup Co.
03/20/2026	5.300%	5,210,000	5,244,515
Diageo Capital PLC
09/29/2025	1.375%	5,000,000	4,897,429
Kraft Heinz Foods Co.
06/01/2026	3.000%	3,001,000	2,935,804
Mondelez International, Inc.
05/04/2025	1.500%	5,000,000	4,959,627
Tyson Foods, Inc.
06/02/2027	3.550%	5,385,000	5,233,900
Total			28,471,796
Health Care 1.9%
Becton Dickinson and Co.
06/06/2027	3.700%	5,000,000	4,892,033
CVS Health Corp.
07/20/2025	3.875%	5,000,000	4,977,223
GE HealthCare Technologies, Inc.
11/15/2025	5.600%	5,000,000	5,030,421
HCA, Inc.
02/15/2026	5.875%	5,200,000	5,224,483
Total			20,124,160
Healthcare Insurance 0.9%
Anthem, Inc.
03/15/2026	1.500%	5,268,000	5,090,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
UnitedHealth Group, Inc.(c)
SOFR + 0.500% 07/15/2026	4.860%	5,000,000	5,017,925
Total			10,107,925
Independent Energy 1.3%
Occidental Petroleum Corp.
08/01/2027	5.000%	5,075,000	5,080,890
Pioneer Natural Resources Co.
03/29/2026	5.100%	4,834,000	4,867,913
Woodside Finance Ltd.(a)
03/05/2025	3.650%	4,537,000	4,530,434
Total			14,479,237
Integrated Energy 0.2%
BP Capital Markets America, Inc.
05/04/2026	3.119%	2,575,000	2,532,432
Life Insurance 2.0%
Corebridge Global Funding(a)
06/24/2026	5.350%	5,000,000	5,044,203
Met Tower Global Funding(a)
06/20/2026	5.400%	5,000,000	5,057,110
New York Life Global Funding(a)
06/24/2025	0.950%	1,836,000	1,810,954
Pricoa Global Funding I(a)
09/01/2025	0.800%	5,000,000	4,891,594
Principal Life Global Funding II(a)
11/17/2026	1.500%	5,500,000	5,206,719
Total			22,010,580
Media and Entertainment 0.5%
Discovery Communications LLC
03/11/2026	4.900%	5,050,000	5,042,668
Midstream 3.3%
Enbridge, Inc.
11/15/2026	5.900%	5,000,000	5,095,477
Energy Transfer Partners LP
01/15/2026	4.750%	5,000,000	5,002,436
Enterprise Products Operating LLC
01/10/2026	5.050%	5,100,000	5,126,667
Kinder Morgan, Inc.
06/01/2025	4.300%	5,000,000	4,993,568
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	5,000,000	4,996,092
Western Gas Partners LP
07/01/2026	4.650%	5,500,000	5,482,564
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Companies, Inc. (The)
06/15/2027	3.750%	5,240,000	5,121,152
Total			35,817,956
Natural Gas 0.5%
NiSource, Inc.
08/15/2025	0.950%	5,350,000	5,245,791
Pharmaceuticals 2.9%
AbbVie, Inc.
03/15/2027	4.800%	5,300,000	5,329,477
Amgen, Inc.
02/21/2027	2.200%	5,000,000	4,757,931
AstraZeneca PLC
11/16/2025	3.375%	5,000,000	4,958,555
Bristol-Myers Squibb Co.
02/20/2026	4.950%	5,000,000	5,025,918
Gilead Sciences, Inc.
03/01/2026	3.650%	5,000,000	4,956,518
Pfizer Investment Enterprises Pte., Ltd.
05/19/2026	4.450%	5,000,000	4,999,419
Roche Holdings, Inc.(a)
05/15/2026	2.625%	1,712,000	1,674,463
Total			31,702,281
Property & Casualty 0.9%
Chubb INA Holdings, Inc.
05/03/2026	3.350%	5,000,000	4,929,953
Loews Corp.
04/01/2026	3.750%	5,000,000	4,951,535
Total			9,881,488
Railroads 1.1%
CSX Corp.
11/01/2025	3.350%	5,000,000	4,955,273
Norfolk Southern Corp.
06/15/2026	2.900%	3,200,000	3,132,363
Union Pacific Corp.
02/05/2027	2.150%	4,518,000	4,317,919
Total			12,405,555
Retailers 0.4%
Home Depot, Inc. (The)
06/25/2026	5.150%	4,498,000	4,542,836
Technology 1.9%
Broadcom Corp./Cayman Finance Ltd.
01/15/2028	3.500%	5,500,000	5,311,825
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Microchip Technology, Inc.
09/01/2025	4.250%	4,675,000	4,655,798
NXP BV/Funding LLC
03/01/2026	5.350%	5,000,000	5,024,817
Oracle Corp.
07/15/2026	2.650%	5,400,000	5,246,390
Total			20,238,830
Transportation Services 0.5%
ERAC USA Finance LLC(a)
11/01/2025	3.800%	5,000,000	4,968,718
Wireless 1.0%
American Tower Corp.
07/15/2027	3.550%	5,325,000	5,173,257
T-Mobile US, Inc.
04/15/2027	3.750%	5,250,000	5,143,318
Total			10,316,575
Wirelines 0.9%
AT&T, Inc.
03/25/2026	1.700%	5,300,000	5,126,907
Verizon Communications, Inc.
03/16/2027	4.125%	5,000,000	4,948,650
Total			10,075,557
Total Corporate Bonds & Notes (Cost $498,122,413)			500,454,591

Foreign Government Obligations(e) 1.0%

Canada 1.0%
Province of Ontario
01/21/2026	0.625%	5,300,000	5,111,580
Province of Quebec
07/23/2025	0.600%	5,300,000	5,205,826
Total			10,317,406
Total Foreign Government Obligations (Cost $10,309,254)			10,317,406

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(c)
1-year CMT + 2.255% Cap 11.233% 02/01/2036	6.510%	16,939	17,395
Total Residential Mortgage-Backed Securities - Agency (Cost $16,929)			17,395

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 9.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Connecticut Avenue Securities Trust(a),(c)
CMO Series 2022-R05 Class 2M1
30-day Average SOFR + 1.900% 04/25/2042	6.251%	4,650,048	4,686,635
Freddie Mac STACR REMIC Trust(a),(c)
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	6.451%	3,328,949	3,356,766
JP Morgan Mortgage Trust(a),(c)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	6.413%	6,749,197	6,762,021
MFA Trust(a),(b)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	745,015	703,529
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,854,653	1,827,016
PRET LLC(a),(d)
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	1,272,475	1,273,266
CMO Series 2024-NPL6 Class A1
10/25/2054	5.926%	4,516,636	4,526,102
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	3,955,380	3,964,285
CMO Series 2024-NPL8 Class A1
11/25/2054	5.963%	5,147,221	5,161,988
CMO Series 2024-NPL9 Class A1
12/25/2054	5.851%	6,613,424	6,618,096
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	6,310,169	6,355,877
Pretium Mortgage Credit Partners LLC(a),(d)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	6,331,457	6,291,980
PRPM LLC(a),(d)
CMO Series 2024-8 Class A1
12/25/2029	5.897%	5,515,645	5,519,075
RCO Mortgage LLC(a),(d)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	767,457	769,821
RCO X Mortgage LLC(a),(d),(f),(g),(h)
CMO Series 2025-1 Class A1
01/25/2030	5.968%	7,300,000	7,299,927
Towd Point Mortgage Trust(a),(b)
CMO Series 2021-SJ1 Class A1
07/25/2068	2.250%	6,108,829	5,895,778
CMO Series 2022-SJ1 Class A1B
03/25/2062	3.612%	10,282,333	10,047,024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT LLC(a),(d)
CMO Series 2025-NPL1 Class A1
01/25/2055	6.111%	4,175,000	4,174,958
VCAT LLC(a),(d),(f),(g)
CMO Series 2025-NPL2 Class A1
09/25/2054	5.977%	16,600,000	16,599,759
Vericrest Opportunity Loan Transferee XCIII LLC(a),(d)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	2,487,907	2,487,213
Verus Securitization Trust(a),(d)
CMO Series 2020-1 Class A1
01/25/2060	2.417%	208,100	204,150
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $104,863,120)			104,525,266

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S. Treasury Bills
02/06/2025	4.220%	10,700,000	10,692,579
Total Treasury Bills (Cost $10,693,422)			10,692,579

U.S. Government & Agency Obligations 1.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.
02/14/2025	1.750%	2,650,000	2,647,353
Federal Farm Credit Banks Funding Corp.(c)
SOFR + 0.180% 03/07/2025	4.540%	2,550,000	2,550,378
Federal Home Loan Banks(c)
SOFR + 0.140% 05/19/2025	4.500%	3,600,000	3,601,575
Federal Home Loan Mortgage Corp.
02/12/2025	1.500%	1,800,000	1,798,388
Total U.S. Government & Agency Obligations (Cost $10,597,113)			10,597,694
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.511%(i),(j)	22,230,433	22,228,210
Total Money Market Funds (Cost $22,224,006)		22,228,210
Total Investments in Securities (Cost: $1,073,188,123)		1,076,658,934
Other Assets & Liabilities, Net		(1,061,105)
Net Assets		1,075,597,829
At January 31, 2025, securities and/or cash totaling $1,264,800 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(915)	03/2025	USD	(188,146,875)	56,565	—
U.S. Treasury 2-Year Note	(139)	03/2025	USD	(28,581,875)	—	(6,762)
Total					56,565	(6,762)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2025, the total value of these securities amounted to $410,660,831, which represents 38.18% of total net assets.

(b)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2025.

(c)	Variable rate security. The interest rate shown was the current rate as of January 31, 2025.
(d)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2025.

(e)	Principal and interest may not be guaranteed by a governmental entity.
(f)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2025, the total value of these securities amounted to $23,899,686, which represents 2.22% of total net assets.

(g)	Valuation based on significant unobservable inputs.
(h)	Represents a security purchased on a when-issued basis.
(i)	The rate shown is the seven-day current annualized yield at January 31, 2025.
(j)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.511%
	17,488,124	346,704,002	(341,965,870)	1,954	22,228,210	1,833	700,353	22,230,433
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	353,221,658	—	353,221,658
Commercial Mortgage-Backed Securities - Non-Agency	—	64,604,135	—	64,604,135
Corporate Bonds & Notes	—	500,454,591	—	500,454,591
Foreign Government Obligations	—	10,317,406	—	10,317,406
Residential Mortgage-Backed Securities - Agency	—	17,395	—	17,395
Residential Mortgage-Backed Securities - Non-Agency	—	80,625,580	23,899,686	104,525,266
Treasury Bills	—	10,692,579	—	10,692,579
U.S. Government & Agency Obligations	—	10,597,694	—	10,597,694
Money Market Funds	22,228,210	—	—	22,228,210
Total Investments in Securities	22,228,210	1,030,531,038	23,899,686	1,076,658,934
Investments in Derivatives
Asset
Futures Contracts	56,565	—	—	56,565
Liability
Futures Contracts	(6,762)	—	—	(6,762)
Total	22,278,013	1,030,531,038	23,899,686	1,076,708,737
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2025

Portfolio of Investments (continued)
January 31, 2025 (Unaudited)
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The following table is a reconciliation of Level 3 assets for which significant observable and unobservable inputs were used to determine fair value:
	Balance as of 07/31/2024 ($)	Increase (decrease) in accrued discounts/ premiums ($)	Realized gain (loss) ($)	Change in unrealized appreciation (depreciation)(a) ($)	Purchases ($)	Sales ($)	Transfers into Level 3 ($)	Transfers out of Level 3 ($)	Balance as of 01/31/2025 ($)
Residential Mortgage-Backed Securities — Non-Agency	-	-	-	(10)	23,899,696	-	-	-	23,899,686
Total	-	-	-	(10)	23,899,696	-	-	-	23,899,686
(a) Change in unrealized appreciation (depreciation) relating to securities held at January 31, 2025 was $(10), which is comprised of Residential Mortgage-Backed Securities — Non-Agency.
The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The following table is a summary of valuation technique(s) used to value the Fund’s investments at January 31, 2025:
	Valuation Technique	Value ($)
Residential Mortgage-Backed Securities - Non-Agency	Single Market Quotes from Broker	23,899,686
The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, manual price reviews and other control procedures. Significant increases (decreases) to any of these inputs would have resulted in a significantly higher (lower) fair value measurement.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2025

Statement of Assets and Liabilities
January 31, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,050,964,117)	$1,054,430,724
Affiliated issuers (cost $22,224,006)	22,228,210
Margin deposits on:
Futures contracts	1,264,800
Receivable for:
Investments sold	87
Capital shares sold	6,193,434
Dividends	133,904
Interest	5,425,828
Foreign tax reclaims	145
Variation margin for futures contracts	172,921
Prepaid expenses	12,286
Deferred compensation of board members	221,410
Other assets	34,462
Total assets	1,090,118,211
Liabilities
Payable for:
Investments purchased on a delayed delivery basis	7,299,937
Capital shares redeemed	2,669,312
Distributions to shareholders	4,187,466
Management services fees	6,159
Distribution and/or service fees	1,577
Transfer agent fees	35,678
Compensation of chief compliance officer	92
Compensation of board members	625
Other expenses	26,749
Deferred compensation of board members	292,787
Total liabilities	14,520,382
Net assets applicable to outstanding capital stock	$1,075,597,829
Represented by
Paid in capital	1,074,763,970
Total distributable earnings (loss)	833,859
Total - representing net assets applicable to outstanding capital stock	$1,075,597,829
Class A
Net assets	$386,350,203
Shares outstanding	41,719,106
Net asset value per share	$9.26
Institutional Class
Net assets	$403,022,430
Shares outstanding	43,482,343
Net asset value per share	$9.27
Institutional 3 Class
Net assets	$286,225,196
Shares outstanding	30,870,179
Net asset value per share	$9.27
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2025

Statement of Operations
Six Months Ended January 31, 2025 (Unaudited)

Net investment income
Income:
Dividends — affiliated issuers	$700,353
Interest	25,888,543
Interfund lending	90
Total income	26,588,986
Expenses:
Management services fees	1,114,485
Distribution and/or service fees
Class A	265,275
Transfer agent fees
Class A	101,117
Advisor Class	7,564
Institutional Class	108,358
Institutional 3 Class	8,094
Custodian fees	6,278
Printing and postage fees	16,675
Registration fees	56,500
Accounting services fees	16,188
Legal fees	12,539
Compensation of chief compliance officer	92
Compensation of board members	11,130
Deferred compensation of board members	6,142
Other	13,180
Total expenses	1,743,617
Net investment income	24,845,369
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	2,057,766
Investments — affiliated issuers	1,833
Futures contracts	(1,180,454)
Net realized gain	879,145
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	1,555,196
Investments — affiliated issuers	1,954
Futures contracts	2,149,410
Net change in unrealized appreciation (depreciation)	3,706,560
Net realized and unrealized gain	4,585,705
Net increase in net assets resulting from operations	$29,431,074
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended January 31, 2025 (Unaudited)	Year Ended July 31, 2024
Operations
Net investment income	$24,845,369	$50,042,555
Net realized gain	879,145	7,109,613
Net change in unrealized appreciation (depreciation)	3,706,560	12,253,947
Net increase in net assets resulting from operations	29,431,074	69,406,115
Distributions to shareholders
Net investment income and net realized gains
Class A	(8,820,729)	(13,726,752)
Advisor Class	(707,604)	(2,496,349)
Institutional Class	(9,737,919)	(15,908,852)
Institutional 3 Class	(7,855,824)	(16,917,022)
Total distributions to shareholders	(27,122,076)	(49,048,975)
Increase (decrease) in net assets from capital stock activity	26,671,476	(288,741,628)
Total increase (decrease) in net assets	28,980,474	(268,384,488)
Net assets at beginning of period	1,046,617,355	1,315,001,843
Net assets at end of period	$1,075,597,829	$1,046,617,355

	Six Months Ended		Year Ended
	January 31, 2025 (Unaudited)		July 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	13,792,880	127,622,200	13,548,493	124,214,242
Distributions reinvested	952,850	8,818,637	1,496,997	13,720,307
Shares redeemed	(8,211,240)	(75,974,890)	(19,202,589)	(175,637,469)
Net increase (decrease)	6,534,490	60,465,947	(4,157,099)	(37,702,920)
Advisor Class
Shares sold	1,047,438	9,696,324	4,721,313	43,185,280
Distributions reinvested	62,294	576,631	272,196	2,495,211
Shares redeemed	(5,745,299)	(53,188,771)	(9,880,121)	(90,303,613)
Net decrease	(4,635,567)	(42,915,816)	(4,886,612)	(44,623,122)
Institutional Class
Shares sold	17,502,010	162,069,274	19,735,815	180,860,948
Distributions reinvested	1,048,594	9,711,688	1,726,695	15,838,883
Shares redeemed	(14,252,116)	(131,977,291)	(24,042,560)	(220,187,954)
Net increase (decrease)	4,298,488	39,803,671	(2,580,050)	(23,488,123)
Institutional 3 Class
Shares sold	568,092	5,263,690	1,553,418	14,237,327
Distributions reinvested	77,458	717,642	139,847	1,283,356
Shares redeemed	(3,958,049)	(36,663,658)	(21,693,059)	(198,448,146)
Net decrease	(3,312,499)	(30,682,326)	(19,999,794)	(182,927,463)
Total net increase (decrease)	2,884,912	26,671,476	(31,623,555)	(288,741,628)
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2025 (Unaudited)	$9.24	0.21	0.04	0.25	(0.23)	(0.23)
Year Ended 7/31/2024	$9.07	0.40	0.16	0.56	(0.39)	(0.39)
Year Ended 7/31/2023	$8.93	0.24	0.15	0.39	(0.25)	(0.25)
Year Ended 7/31/2022	$9.04	0.03	(0.10)	(0.07)	(0.04)	(0.04)
Year Ended 7/31/2021	$9.05	0.05	0.00 (c)	0.05	(0.06)	(0.06)
Year Ended 7/31/2020	$9.03	0.16	0.03	0.19	(0.17)	(0.17)
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$9.25	0.22	0.04	0.26	(0.24)	(0.24)
Year Ended 7/31/2024	$9.08	0.41	0.16	0.57	(0.40)	(0.40)
Year Ended 7/31/2023	$8.94	0.26	0.15	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.11)	(0.06)	(0.05)	(0.05)
Year Ended 7/31/2021	$9.06	0.06	0.00 (c)	0.06	(0.07)	(0.07)
Year Ended 7/31/2020	$9.04	0.17	0.04	0.21	(0.19)	(0.19)
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$9.25	0.22	0.04	0.26	(0.24)	(0.24)
Year Ended 7/31/2024	$9.09	0.41	0.16	0.57	(0.41)	(0.41)
Year Ended 7/31/2023	$8.95	0.24	0.17	0.41	(0.27)	(0.27)
Year Ended 7/31/2022	$9.05	0.05	(0.09)	(0.04)	(0.06)	(0.06)
Year Ended 7/31/2021	$9.06	0.07	0.00 (c)	0.07	(0.08)	(0.08)
Year Ended 7/31/2020	$9.04	0.18	0.03	0.21	(0.19)	(0.19)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Ultra Short Term Bond Fund  | 2025

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2025 (Unaudited)	$9.26	2.76%	0.44%	0.44%	4.56%	42%	$386,350
Year Ended 7/31/2024	$9.24	6.30%	0.45%	0.45%	4.36%	81%	$325,123
Year Ended 7/31/2023	$9.07	4.48%	0.44%	0.44%	2.62%	76%	$356,981
Year Ended 7/31/2022	$8.93	(0.80% )	0.42%	0.42%	0.38%	76%	$675,383
Year Ended 7/31/2021	$9.04	0.56%	0.43%	0.43%	0.55%	87%	$978,846
Year Ended 7/31/2020	$9.05	2.17%	0.43%	0.43%	1.79%	100%	$446,211
Institutional Class
Six Months Ended 1/31/2025 (Unaudited)	$9.27	2.84%	0.29%	0.29%	4.70%	42%	$403,022
Year Ended 7/31/2024	$9.25	6.45%	0.30%	0.30%	4.50%	81%	$362,377
Year Ended 7/31/2023	$9.08	4.64%	0.29%	0.29%	2.92%	76%	$379,279
Year Ended 7/31/2022	$8.94	(0.65% )	0.27%	0.27%	0.56%	76%	$422,413
Year Ended 7/31/2021	$9.05	0.71%	0.28%	0.28%	0.71%	87%	$406,157
Year Ended 7/31/2020	$9.06	2.32%	0.28%	0.28%	1.94%	100%	$221,636
Institutional 3 Class
Six Months Ended 1/31/2025 (Unaudited)	$9.27	2.86%	0.24%	0.24%	4.75%	42%	$286,225
Year Ended 7/31/2024	$9.25	6.40%	0.24%	0.24%	4.51%	81%	$316,246
Year Ended 7/31/2023	$9.09	4.69%	0.24%	0.24%	2.70%	76%	$492,264
Year Ended 7/31/2022	$8.95	(0.50% )	0.23%	0.23%	0.57%	76%	$1,655,564
Year Ended 7/31/2021	$9.05	0.75%	0.24%	0.24%	0.75%	87%	$2,570,491
Year Ended 7/31/2020	$9.06	2.35%	0.25%	0.25%	2.00%	100%	$1,568,020
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements
January 31, 2025 (Unaudited)
Note 1. Organization
Columbia Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell the Fund’s shares.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund were converted to Institutional Class shares of the Fund. This was a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.

Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2025:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	56,565 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	6,762 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2025:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,180,454)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	2,149,410
The following table is a summary of the average daily outstanding volume by derivative instrument for the six months ended January 31, 2025:
Derivative instrument	Average notional amounts ($)
Futures contracts — short	217,214,246
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.

Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
For the six months ended January 31, 2025, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.06
Advisor Class	0.02 (a)
Institutional Class	0.06
Institutional 3 Class	0.01

(a)	Unannualized.

Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Sales charges
Contingent deferred sales charged (CDSCs) received by the Distributor for distributing Fund shares for the six months ended January 31, 2025, if any, are listed below. These CDSCs are from the sale of shares issued by the Fund in exchange for shares of a fund subject to a CDSC that were subsequently redeemed within the CDSC timeframe imposed from the original purchase.
	Front End (%)	CDSC (%)	Amount ($)
Class A	—	—	2,011
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees for Class A and Institutional Class and permanently for as long as the Investment Manager manages the Fund for Institutional 3 Class, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through November 30, 2025 (%)
Class A	0.47
Institutional Class	0.32
Institutional 3 Class	0.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
At January 31, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
1,073,188,000	4,978,000	(1,457,000)	3,521,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
—	(4,812,679)	(4,812,679)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $447,694,717 and $432,036,016, respectively, for the six months ended January 31, 2025, of which $8,029,805 and $8,658,544, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.

Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
The Fund’s activity in the Interfund Program during the six months ended January 31, 2025 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	200,000	5.38	3
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended January 31, 2025.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt
Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and

Columbia Ultra Short Term Bond Fund  | 2025

Notes to Financial Statements (continued)
January 31, 2025 (Unaudited)
prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At January 31, 2025, one unaffiliated shareholder of record owned 23.9% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 58.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Ultra Short Term Bond Fund  | 2025

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Ultra Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR103_07_R01_(03/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	March 25, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	March 25, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	March 25, 2025